UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2527

                               Scudder Money Funds
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Tax-Exempt Money Fund
Investment Portfolio as of April 30, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------

                                                                              Principal
                                                                              Amount ($)         Value ($)
                                                                              ----------------------------

Municipal Investments 98.8%
Arizona 1.2%
Arizona, Salt River Pima-Maricopa Revenue, Indian Community,
3.03%*, 10/1/2025, Bank of America NA (b)                                     5,000,000         5,000,000
Arizona, School Facilities Board, Certificates of Participation,
Series 735, 144A, 3.03%*, 3/1/2013 (a)                                        2,000,000         2,000,000
                                                                                               ------------
                                                                                                7,000,000

California 5.5%
California, Health Facilities Financing Authority Revenue,
Catholic Healthcare, Series C, 3.03%*, 7/1/2020 (a)                           1,000,000         1,000,000
California, Housing Finance Agency Revenue, Multi-Family
Housing, Series C, AMT, 3.12%*, 2/1/2037                                      2,175,000         2,175,000
California, State General Obligation, Series PT-1555,
144A, 3.01%*, 10/1/2010 (a)                                                   8,145,000         8,145,000
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments,
Series A, AMT, 3.04%*, 3/15/2033                                              1,600,000         1,600,000
Lancaster, CA, Redevelopment Agency, Multi-Family Housing Revenue,
Westwood Park Apartments, Series K, 2.98%*, 12/1/2007,
Bank of America NA (b)                                                        2,200,000         2,200,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes,
Series A, 3.0%, 6/30/2005                                                     7,700,000         7,717,439
Los Angeles, CA, Tax & Revenue Anticipation Notes, 6.0%, 6/30/2005            9,000,000         9,058,860
                                                                                               ------------
                                                                                               31,896,299

Colorado 4.4%
Adams & Weld Counties, CO, Brighton School District No. 27J,
Series R-6514, 144A, 3.03%*, 12/1/2024 (a)                                    8,545,000         8,545,000
Colorado, Educational & Cultural Facilities Authority Revenue,
Vail Mountain School Project, 3.1%*, 5/1/2033, KeyBank NA (b)                 3,200,000         3,200,000
Colorado, State Educational Loan Program,
Series L49J-D, 144A, 3.08%*, 8/9/2005                                         10,600,000       10,600,000
Summit County, CO, School District No. RE1 Summit,
Series R-6513, 144A, 3.03%*, 12/1/2023 (a)                                    3,375,000         3,375,000
                                                                                               ------------
                                                                                               25,720,000

Florida 5.4%
Broward County, FL, Housing Finance Authority,
Multi-Family Housing Revenue,
Series PT-703, 144A, 3.01%*, 9/1/2026                                         7,175,000         7,175,000
Broward County, FL, School Board Certificates of Participation,
Series R-1056, 144A, 3.03%*, 7/1/2019 (a)                                     4,340,000         4,340,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A,
3.02%*, 3/31/2021, Bank of America NA (b)                                     2,265,000         2,265,000
Miami-Dade County, FL, Industrial Development Authority Revenue,
Gulliver Schools Project, 3.05%*, 9/1/2029, Bank of America NA (b)            3,090,000         3,090,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian
Retirement Project, 3.05%*, 11/1/2028, Bank of America NA (b)                 11,070,000       11,070,000
Sarasota County, FL, Health Facility Authority Revenue, Health Care
Facilities, Bay Village Project, 3.05%*, 12/1/2023,
Bank of America NA (b)                                                        3,500,000         3,500,000
                                                                                               ------------
                                                                                               31,440,000

Georgia 2.7%
Macon-Bibb County, GA, Hospital Authority Revenue, Medical Center of
Central Georgia, 3.0%*, 12/1/2018, SunTrust Bank (b)                          4,895,000         4,895,000
Monroe County, GA, Development Authority Pollution Control Revenue,
Oglethorpe Power Corp. Project, 3.05%*, 1/1/2018 (a)                          1,000,000         1,000,000
Rockdale County, GA, Hospital Authority Revenue, Anticipation
Certificates, 3.0%*, 10/1/2027, SunTrust Bank (b)                             4,410,000         4,410,000
Roswell, GA, Housing Authority, Multi-Family Revenue,
Post Canyon Project, 3.0%*, 6/1/2025                                          5,400,000         5,400,000
                                                                                               ------------
                                                                                               15,705,000

Idaho 0.4%
Power County, ID, Industrial Development Authority, FMC Corp.
Project, AMT, 3.05%*, 4/1/2014, Wachovia Bank NA (b)                          2,500,000         2,500,000
                                                                                               ------------
Illinois 11.1%
Chicago, IL, Revenue Bonds, De La Salle Institution Project,
3.12%*, 4/1/2027, Fifth Third Bank (b)                                        3,580,000         3,580,000
Chicago, IL, Revenue Bonds, Homestart Program, Series A,
144A, 3.12%*, 6/1/2005, Harris Trust & Savings Bank (b)                       1,020,000         1,020,000
Cicero, IL, Industrial Development Revenue, Harris Steel Co. Project,
AMT, 144A, 3.15%*, 5/1/2011, American National Bank & Trust (b)               1,450,000         1,450,000
Cook County, IL, Industrial Development Revenue, 128th Place Limited
Partnership, AMT, 3.08%*, 7/1/2020, LaSalle Bank NA (b)                       2,400,000         2,400,000
Franklin Park, IL, Industrial Development Revenue, MacLean Fogg Co.
Project, AMT, 3.1%*, 2/1/2007, Northern Trust Company (b)                     5,000,000         5,000,000
Hillside, IL, Economic Development Revenue, L&J Technologies
Project, AMT, 3.1%*, 7/1/2024, Northern Trust Company (b)                     4,320,000         4,320,000
Illinois, Development Finance Authority, Industrial Development Revenue,
Tripp Partners Project, AMT, 2.5%*, 2/1/2013, Northern Trust Company (b)      3,080,000         3,080,000
Illinois, Development Finance Authority, Industrial Project Revenue,
Grecian Delight Foods Project, AMT, 3.08%*, 8/1/2019,
LaSalle Bank NA (b)                                                           5,300,000         5,300,000
Illinois, General Obligation, Series 1750, 144A, 3.02%*, 12/1/2010 (a)        5,335,000         5,335,000
Illinois, General Obligation, Regional Transportation Authority,
Merlots, Series A-24, 144A, 3.08%*, 7/1/2032 (a)                              2,170,000         2,170,000
Illinois, General Obligation, Stars Certificates, Series 03-20,
144A, 3.02%*, 11/1/2019 (a)                                                   5,715,000         5,715,000
Illinois, State General Obligation, 3.0%, 6/3/2005                            15,000,000       15,012,967
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co.
Project, AMT, 3.1%*, 1/1/2015, Northern Trust Company (b)                     6,500,000         6,500,000
Woodridge, IL, Du Page Will & Cook Counties, Industrial Development
Revenue, Morey Realty Group, Inc. Project, AMT, 3.15%*,
12/1/2016, Bank One NA (b)                                                    3,970,000         3,970,000
                                                                                               ------------
                                                                                               64,852,967

Indiana 2.2%
Indiana, Development Finance Authority, Industrial Development Revenue,
Enterprise Center III Project, AMT, 3.08%*, 6/1/2022, LaSalle Bank NA (b)     4,500,000         4,500,000
Indiana, Development Finance Authority, Industrial Development Revenue,
Enterprise Center VI Project, AMT, 3.08%*, 6/1/2022, LaSalle Bank NA (b)      4,900,000         4,900,000
Indiana, State Development Finance Authority, Industrial Development
Revenue, Enterprise Center IV Project, AMT, 3.08%*, 6/1/2022,
LaSalle Bank NA (b)                                                             600,000           600,000
Indiana, State Educational Facilities Authority Revenue,
St. Mary Woods Project, 3.0%*, 4/1/2024, Bank One NA (b)                      3,000,000         3,000,000
                                                                                               ------------
                                                                                               13,000,000

Kentucky 4.0%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas
& Electric Co., Series A, 2.3%*, 8/1/2013, Credit Lyonnais (b)                4,400,000         4,400,000
Jeffersontown, KY, Lease Program Revenue, Kentucky League of
Cities Funding Trust, 3.15%*, 3/1/2030, US Bank NA (b)                        4,515,000         4,515,000
Pendleton, KY, County Lease:
2.35%, 5/6/2005                                                               8,600,000         8,600,000
2.4%*, 5/11/2005                                                              6,000,000         6,000,000
                                                                                               ------------
                                                                                               23,515,000

Maine 0.8%
Maine, Bond Anticipation Notes, 3.0%, 6/23/2005                               4,600,000         4,608,726
                                                                                               ------------
Michigan 6.5%
Detroit, MI, Water Supply, ABN AMRO, Munitops Certificates Trust,
Series 2003-3, 144A, 3.03%*, 1/1/2011 (a)                                     22,200,000       22,200,000
Georgetown Township, MI, Economic Development Corp.,
Limited Obligation Revenue, Sunset Manor Inc. Project,
3.0%*, 11/1/2019, LaSalle Bank NA (b)                                         5,725,000         5,725,000
Jackson County, MI, Economic Development Corp. Revenue,
Spring Arbor College Project, 3.05%*, 12/1/2020, Comerica Bank (b)            4,200,000         4,200,000
Michigan, Housing Development Authority, Multi-Family Revenue,
River Place Apartments, AMT, 2.99%*, 6/1/2018, Bank of New York (b)           2,560,000         2,560,000
Michigan, Municipal Securities Trust Certificates,
Series 9054, 144A, 3.05%*, 4/20/2011                                          2,925,000         2,925,000
Michigan, Strategic Fund, Limited Obligation Revenue, Continental
Aluminum Project, AMT, 3.15%*, 10/1/2015, Comerica Bank (b)                     440,000           440,000
                                                                                               ------------
                                                                                               38,050,000

Missouri 0.4%
Missouri, Development Finance Board, Air Cargo Facility Revenue,
St. Louis Airport, AMT, 3.07%*, 3/1/2030, American National Bank & Trust (b)  2,500,000         2,500,000
                                                                                               ------------
Nebraska 0.4%
Nebraska, Investment Finance Authority, Single Family Housing Revenue,
Series D, AMT, 3.09%*, 9/1/2034                                               2,497,500         2,497,500
                                                                                               ------------
Nevada 2.1%
Las Vegas Valley, NV, Water District, Series B-10, 144A, 3.08%*, 6/1/2024 (a) 7,885,000         7,885,000
Nevada, Department Community, Industrial Development Revenue,
Dura Bond Project, Series A, AMT, 3.0%*, 1/1/2009, Bank One Michigan (b)      4,300,000         4,300,000
                                                                                               ------------
                                                                                               12,185,000

New Jersey 6.2%
New Jersey, Economic Development Authority Revenue,
Series R-331, 144A, 3.04%*, 6/15/2012 (a)                                     1,995,000         1,995,000
New Jersey, Economic Development Authority, Special Facility Revenue,
Port Newark Container LLC, AMT, 3.02%*, 7/1/2030, Citibank NA (b)               350,000           350,000
New Jersey, State Tax Anticipation Notes, Series A, 3.0%, 6/24/2005           15,500,000       15,522,915
New Jersey, State Transportation Trust Fund Authority,
Series PT-2494, 144A, 3.02%*, 12/15/2023 (a)                                  15,600,000       15,600,000
Salem County, NJ, Improvement Authority Revenue, Friends Home
Woodstown, Inc., 2.98%*, 4/1/2034, Fleet National Bank (b)                    2,460,000         2,460,000
                                                                                               ------------
                                                                                               35,927,915

New Mexico 1.4%
New Mexico, State Tax & Revenue Anticipation Notes,
Series 2004-A, 3.0%, 6/30/2005                                                8,000,000         8,014,358
                                                                                               ------------
New York 1.9%
City of Rochester, NY, General Obligation, 2.55%, 6/30/2005                   10,500,000       10,500,000
New York City, NY, Transitional Finance Authority Revenue,
NYC Recovery, Series 1E, 2.94%*, 11/1/2022                                      200,000           200,000
Niagara County, NY, Industrial Development Agency, Civic Facility Revenue,
NYSARC, Inc. Opportunities Unlimited, Series A,
3.07%*, 9/1/2021, KeyBank NA (b)                                                320,000           320,000
                                                                                               ------------
                                                                                               11,020,000

Ohio 2.5%
Athens County, OH, Port Authority, Housing Revenue, University
Housing for Ohio, Inc. Project, 3.07%*, 6/1/2032, Wachovia Bank NA (b)        5,850,000         5,850,000
Cuyahoga, OH, Community College District, General Receipts,
Series B, 3.02%*, 12/1/2032 (a)                                               3,910,000         3,910,000
Lorain, OH, Port Authority Revenue, Port Development, Spitzer Project,
AMT, 144A, 3.15%*, 12/1/2019, National City Bank (b)                          2,800,000         2,800,000
Portage County, OH, Industrial Development Revenue, Allen Aircraft
Products Project, AMT, 3.18%*, 7/1/2018, National City Bank (b)               1,805,000         1,805,000
                                                                                               ------------
                                                                                               14,365,000

Oklahoma 2.0%
Blaine County, OK, Industrial Development Authority Revenue,
Seaboard Project, AMT, 3.05%*, 11/1/2018, SunTrust Bank (b)                   1,500,000         1,500,000
Oklahoma, Housing Finance Agency, Single Family Revenue,
Series L51J-D, AMT, 144A, 3.13%*, 3/1/2035                                    4,815,000         4,815,000
Payne County, OK, Economic Development Authority, Student Housing
Revenue, OSUF Phase III Project, 3.02%*, 7/1/2032 (a)                         5,305,000         5,305,000
                                                                                               ------------
                                                                                               11,620,000

Oregon 1.1%
Hermiston, OR, Electric System Revenue, Private Activities,
Series A, 3.0%*, 10/1/2032, Bank of America NA (b)                            6,495,000         6,495,000
                                                                                               ------------
Pennsylvania 6.0%
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart
Hospital, Series B, 3.01%*, 7/1/2023, Wachovia Bank NA (b)                    1,815,000         1,815,000
Dauphin County, PA, General Authority, Education & Health
Loan Program, 3.05%*, 11/1/2017 (a)                                           5,380,000         5,380,000
Manheim Township, PA, School District, 3.05%*, 6/1/2016 (a)                   3,995,000         3,995,000
Montgomery County, PA, Industrial Development Authority, Pollution
Control Revenue, Series B, AMT, 3.05%*, 10/1/2034, Wachovia Bank NA (b)       5,600,000         5,600,000
Pennsylvania, Economic Development Financing Authority, Exempt
Facilities Revenue, Amtrak Project, Series B, AMT,
3.09%*, 11/1/2041, Morgan Guaranty Trust (b)                                    900,000           900,000
Pennsylvania, Economic Development Financing Authority, Solid Waste
Disposal Revenue, Series MT-047, AMT, 144A, 3.06%, 11/1/2021                  2,995,000         2,995,000
Pennsylvania, General Obligation, Series A-15, 144A, 3.08%*, 1/1/2017 (a)     4,210,000         4,210,000
Pennsylvania, State Higher Educational Assistance Agency,
Student Loan Revenue, Series A, AMT, 3.05%*, 3/1/2027 (a)                     4,545,000         4,545,000
Pennsylvania, State Higher Educational Facilities Authority Revenue,
University Properties, Student Housing, Series A,
3.01%*, 8/1/2035, Citizens Bank (b)                                           5,180,000         5,180,000
                                                                                               ------------
                                                                                               34,620,000

Puerto Rico 0.5%
ABN AMRO, Munitops, Certificates Trust,
Series 2000-17, 144A, 3.0%*, 10/1/2008                                        1,040,000         1,040,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental
Central Facilities, Bristol-Myers Squibb Project, AMT, 3.0%*, 12/1/2030       1,900,000         1,900,000
                                                                                               ------------
                                                                                                2,940,000

South Carolina 0.8%
Greenwood County, SC, Exempt Facility Industrial Revenue,
Fuji Photo Film Project, AMT, 3.17%*, 9/1/2011                                2,500,000         2,500,000
South Carolina, Educational Facilities Authority for Private Nonprofit
Institutions, Coker College, 3.05%*, 6/1/2019, Wachovia Bank NA (b)           2,300,000         2,300,000
                                                                                               ------------
                                                                                                4,800,000

Tennessee 0.2%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing,
3.05%*, 7/1/2034, Bank of America NA (b)                                      1,100,000         1,100,000
                                                                                               ------------
Texas 22.7%
Austin, TX, Electric Utility Systems Revenue, Series R-1057,
144A, 3.03%*, 11/15/2021 (a)                                                  4,795,000         4,795,000
Austin, TX, Water & Waste, Water Systems Revenue, Series B-27,
144A, 3.08%*, 11/15/2026 (a)                                                  5,265,000         5,265,000
Brazos River, TX, Pollution Control Revenue, Series D-1, AMT,
3.04%*, 5/1/2033, Wachovia Bank NA (b)                                        4,940,000         4,940,000
Gulf Coast, TX, Waste Disposal Authority, Environmental Facilities Revenue,
Waste Corp. Texas Project, AMT, 3.05%*, 9/1/2022,
Wells Fargo Bank of Texas NA (b)                                              5,465,000         5,465,000
Harris County, TX, General Obligation, 2.02%, 6/1/2005                        10,000,000       10,000,000
Harris County, TX, Health Facilities Development Corp. Revenue,
The Methodist System, Series B, 2.07%*, 12/1/2032                             15,000,000       15,000,000
Houston, TX, Airport System Revenue, Series SG-161,
144A, 3.04%*, 7/1/2032 (a)                                                    10,735,000       10,735,000
Houston, TX, General Obligation, Series 781, 144A, 3.02%*, 3/1/2009 (a)       4,000,000         4,000,000
Houston, TX, Water & Sewer System Revenue, Municipal Trust
Receipts, Series SG-120, 144A, 3.02%*, 12/1/2023                              2,000,000         2,000,000
North Texas, Higher Education Authority Inc., Student Loan Revenue,
Series A, AMT, 3.03%*, 12/1/2038, LLoyds TSB Bank PLC (b)                     11,600,000       11,600,000
San Antonio, TX, Electric & Gas Revenue:
Series A, 2.04%, 5/12/2005                                                    6,900,000         6,900,000
Series 1700, 144A, 3.03%*, 2/1/2010                                           6,570,000         6,570,000
San Antonio, TX, Water Supply System, 2.02%, 5/10/2005                        3,450,000         3,450,000
Texas, State Tax & Revenue Anticipation Notes, 3.0%, 8/31/2005                27,000,000       27,105,212
Texas, University of Texas Revenue:
2.0%, 5/9/2005                                                                10,000,000       10,000,000
Series B-14, 144A, 3.08%*, 8/15/2022                                          4,590,000         4,590,000
                                                                                               ------------
                                                                                               132,415,212

Utah 1.1%
Alpine, UT, General Obligation, School District, Floater-PT-436,
144A, 3.02%*, 3/15/2009                                                       4,125,000         4,125,000
Utah, Housing Finance Agency, Single Family Mortgage,
Series E-1, AMT, 3.09%*, 7/1/2031                                             2,475,000         2,475,000
                                                                                               ------------
                                                                                                6,600,000

Vermont 1.0%
Vermont, Student Assistance Corp., Student Loan Revenue,
2.3%*, 1/1/2008, State Street Bank & Trust Co. (b)                            5,800,000         5,800,000
                                                                                               ------------
Washington 3.6%
Grant County, WA, Public Utilities District Number 002,
Electric Revenue, Series 780, 144A, 3.02%*, 1/1/2010 (a)                      6,125,000         6,125,000
King County, WA, General Obligation, Series 848, 144A,
3.03%*, 1/1/2013 (a)                                                          6,850,000         6,850,000
Washington, State General Obligation, Series A-11,
144A, 3.08%*, 6/1/2017 (a)                                                    5,705,000         5,705,000
Washington, State Housing Finance Commission, Multi-Family Revenue,
Park Vista Retirement Project, Series A, AMT, 3.1%*, 3/1/2041,
Bank of America NA (b)                                                        2,300,000         2,300,000
                                                                                               ------------
                                                                                               20,980,000

Wisconsin 0.2%
Manitowoc, WI, Industrial Development Revenue, Kaysun Corp.
Project, AMT, 144A, 3.15%*, 5/1/2015, Bank One Wisconsin (b)                  1,295,000         1,295,000
                                                                                               ------------
Multi-State 0.5%
ABN AMRO, Munitops Certificates Trust, Series 2004-38,
144A, 3.04%*, 2/15/2011                                                       3,000,000         3,000,000
                                                                                               ------------

                                                                                  % of
                                                                               Net Assets        Value ($)
                                                                               ----------        ---------

Total Investment Portfolio  (Cost $576,462,977)                                    98.8        576,462,977
Other Assets and Liabilities, Net                                                   1.2         6,733,216
                                                                                               ------------
Net Assets                                                                          100        583,196,193
                                                                                               ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of April 30, 2005.

(a) Bond is insured by one of these companies:

                                                               As a % of Total
Insurance Coverage                                          Investment Portfolio
-------------------------------------------------------------------------------
AMBAC           AMBAC Assurance Corp.                                      6.0
-------------------------------------------------------------------------------
FGIC            Financial Guaranty Insurance Company                       5.8
-------------------------------------------------------------------------------
FSA             Financial Security Assurance                               5.8
-------------------------------------------------------------------------------
MBIA            Municipal Bond Investors Assurance                        10.2
-------------------------------------------------------------------------------

(b) Security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Tax-Exempt Money Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Tax-Exempt Money Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/Paul Schubert
                                    -----------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005